Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Commitments		$ 15,327
Operating lease commitments		1,033	$ 579
Potential future payments related to retention agreements		1,121
Over the next 12 months [Member]
Disclosure of contingent liabilities [line items]
Operating lease commitments		349
12 to 60 months [Member]
Disclosure of contingent liabilities [line items]
Operating lease commitments		818
Later than 60 months [Member]
Disclosure of contingent liabilities [line items]
Operating lease commitments		231
License agreement for SIRPaFc [Member] | Successful patent grants [Member]
Disclosure of contingent liabilities [line items]
Commitments		19
License agreement for SIRPaFc [Member] | First patient dosed in phase 2 trials [Member]
Disclosure of contingent liabilities [line items]
Commitments		154
License agreement for SIRPaFc [Member] | First patient dosed in phase 3 trials [Member]
Disclosure of contingent liabilities [line items]
Commitments		231
License agreement for SIRPaFc [Member] | Regulatory [Member]
Disclosure of contingent liabilities [line items]
Commitments		3,846
Fluorinov [Member]
Disclosure of contingent liabilities [line items]
Percentage of net revenues	50.00%
Catalent Pharma Solutions [Member] | Pre-marketing approval milestones [Member]
Disclosure of contingent liabilities [line items]
Commitments		875
Catalent Pharma Solutions [Member] | Sales milestones [Member]
Disclosure of contingent liabilities [line items]
Commitments		$ 28,750